Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share

10 Earnings per share

Accounting policy

Earnings per share (‘EPS’) is calculated by taking the reported net profit attributable to shareholders and dividing this by the total weighted average number of shares.

10 Earnings per share (continued)

Adjusted earnings per share is calculated by dividing adjusted net profit attributable to RELX PLC shareholders by the total weighted average number of shares.

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER	2020			2019			2018
	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share	1,224	1,926.2	63.5p	1,505	1,943.5	77.4p	1,422	1,977.2	71.9p
Diluted earnings per share	1,224	1,937.8	63.2p	1,505	1,956.2	76.9p	1,422	1,990.8	71.4p

The diluted figures are calculated after taking account of potential additional ordinary shares arising from share options and conditional shares.

ADJUSTED EARNINGS PER SHARE	2020			2019			2018
	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)
Adjusted earnings per share	1,543	1,926.2	80.1p	1,808	1,943.5	93.0p	1,674	1,977.2	84.7p

RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC SHAREHOLDERS

2020	Pre tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to RELX PLC shareholders			1,224
Adjustments:
Amortisation of acquired intangible assets	360	35	395
Other deferred tax credits from intangible assets*	—	(78)	(78)
Acquisition-related items	(12)	(6)	(18)
Net interest on net defined benefit pension obligation and other	11	(2)	9
Disposals and other non-operating items	(130)	3	(127)
Exceptional expense in Exhibitions	183	(45)	138
Adjusted net profit attributable to RELX PLC shareholders			1,543

*	Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.

2019	Pre tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to RELX PLC shareholders			1,505
Adjustments:
Amortisation of acquired intangible assets	295	26	321
Other deferred tax credits from intangible assets	—	(57)	(57)
Acquisition-related items	84	(15)	69
Net interest on net defined benefit pension obligation and other	13	(3)	10
Disposals and other non-operating items	(51)	11	(40)
Adjusted net profit attributable to RELX PLC shareholders			1,808

10 Earnings per share (continued)

2018	Pre tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to RELX PLC shareholders			1,422
Adjustments:
Amortisation of acquired intangible assets	288	34	322
Other deferred tax credits from intangible assets	—	(55)	(55)
Acquisition-related items	84	(13)	71
Net interest on net defined benefit pension obligation and other	9	(2)	7
Disposals and other non-operating items	33	(14)	19
Exceptional tax credit	—	(112)	(112)
Adjusted net profit attributable to RELX PLC shareholders			1,674